Scheduled Maturities of Time Deposits (Detail) (USD $)	Sep. 30, 2012
Time Deposits [Line Items]
2013	$ 215,172,920
2014	54,916,591
2015	48,282,316
2016	12,377,589
2017 and thereafter	13,219,927
Time Deposits, Total	$ 343,969,343